Income tax expense (Reconciliation of effective income tax rate from notional income tax rate) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	(7.33%)	(3.56%)	1.39%
Utilisation of previously unrecognised tax losses and deductible temporary differences	(6.00%)	(2.66%)
Unrecognized tax losses for the year	27.76%	29.49%	18.45%
Unrecognized deductible temporary differences	34.68%	5.92%	6.04%
Effect of non-taxable income	(10.44%)	(28.53%)	(12.37%)
Effect of non-deductible expenses	3.18%	11.22%	7.05%
Others	(2.38%)	(4.27%)	(2.10%)
Effective tax rate	64.47%	32.61%	43.46%